THE ADVISORS' INNER CIRCLE FUND

                        LSV CONSERVATIVE CORE EQUITY FUND

                          SUPPLEMENT DATED MAY 22, 2007
                                     TO THE
        STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MARCH 30, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.


The following replaces the paragraph under the heading "Investment Adviser: LSV Asset Management" on the first page of the SAI:

This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and the LSV Conservative Value Equity Fund and the LSV Conservative Core Equity Fund (each, a "Fund," and collectively, the "Funds"). This SAI is incorporated by reference and should be read in conjunction with each Fund's prospectus dated March 30, 2007. Capitalized terms not defined herein are defined in the prospectus. Shareholders may obtain copies of the Funds' prospectuses free of charge by calling 1-888-FUND-LSV.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


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